Risk and Capital Management (Details 3) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 1,085,045	R$ 932,840
Other financial assets percentage	100.00%	100.00%
Public sector [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 691,964	R$ 580,619
Other financial assets percentage	63.80%	6220.00%
Services [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 167,176	R$ 150,831
Other financial assets percentage	15.40%	16.20%
Other sectors [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 119,436	R$ 83,521
Other financial assets percentage	11.00%	9.00%
Financial [member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 106,469	R$ 117,869
Other financial assets percentage	9.80%	12.60%